Loans from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 278,441,132	$ 235,214,442
Argentina, Pesos | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1668 days	1423 days
Rate	84.90%	24.30%
Notional amount	$ 9,781,401	$ 6,816,788
Argentina, Pesos | Local Institutions | Agreements With Banks
Disclosure of detailed information about borrowings [line items]
Term	234 days	426 days
Rate	133.10%	70.70%
Notional amount	$ 190,718,617	$ 169,614,561
Argentina, Pesos | Local Institutions | Call Taken
Disclosure of detailed information about borrowings [line items]
Term	4 days	3 days
Rate	80.00%	21.80%
Notional amount	$ 2,475,313	$ 4,489,730
Argentina, Pesos | Local Institutions | Argentine Central Bank
Disclosure of detailed information about borrowings [line items]
Term	4 days	3 days
Rate	0.00%	0.00%
Notional amount	$ 388,856	$ 620,406
US Dollar | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1748 days	1729 days
Rate	9.40%	8.80%
Notional amount	$ 2,683,351	$ 7,303,832
US Dollar | International Institutions | Correspondents
Disclosure of detailed information about borrowings [line items]
Term	4 days	3 days
Rate	0.00%	0.00%
Notional amount	$ 2,044,823	$ 12,137,097
US Dollar | International Institutions | IFC
Disclosure of detailed information about borrowings [line items]
Term	2266 days	2082 days
Rate	8.50%	8.00%
Notional amount	$ 5,432,493	$ 22,238,049
US Dollar | International Institutions | Pre-financing
Disclosure of detailed information about borrowings [line items]
Term	182 days	182 days
Rate	5.60%	8.10%
Notional amount	$ 64,916,278	$ 11,993,979